SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance as of January 1, 2024	$ 22,799,219	$ 19,686,091
Provisions for credit losses	0	58,913
Provisions for doubtful accounts		4,579,641
Foreign exchange adjustments	878,430	(1,525,426)
Balance as of December 31, 2024	$ 23,658,962	$ 22,799,219